                               December 31, 1997

                                     ANNUAL
                                     REPORT

                        FIRST SAFECO SEPARATE ACCOUNT S

                                    -------

                       [FIRST SAFECO NATIONAL LIFE LOGO]

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                      STATEMENT OF ASSETS AND LIABILITIES
                        First SAFECO Separate Account S
                            As of December 31, 1997

                                                           SUB-ACCOUNTS
                                         ------------------------------------------------
                                           SAFECO    SAFECO    SAFECO    SAFECO    SAFECO
                                           EQUITY    GROWTH        NW      BOND      MMKT
-----------------------------------------------------------------------------------------
ASSETS:
   Investments in underlying Portfolios:
     Investments, at cost                $  5,554  $  2,995  $  1,127  $    106  $170,602
                                         --------  --------  --------  --------  --------
                                         --------  --------  --------  --------  --------
       SHARES OWNED                           211       114        72        10   170,602
       NET ASSET VALUE PER SHARE         $  25.18  $  23.35  $  15.20  $  11.04  $   1.00
                                         --------  --------  --------  --------  --------
     Investments, at value                  5,316     2,666     1,094       106   170,602
LIABILITIES:
   Mortality and expense risk charge
     payable                                   13         9         5        --       135
   Other                                        1         1        --        --        15
                                         --------  --------  --------  --------  --------
       Total liabilities                       14        10         5        --       150
                                         --------  --------  --------  --------  --------
NET ASSETS                               $  5,302  $  2,656  $  1,089  $    106  $170,452
                                         --------  --------  --------  --------  --------
                                         --------  --------  --------  --------  --------
SPINNAKER
   Net Assets                            $    271  $  2,593  $  1,033  $     53  $165,379
   Accumulation units outstanding               6        68        67         3    10,730
                                         --------  --------  --------  --------  --------
   Accumulation unit value*
     (Net assets divided by accumulation
       units oustanding)                 $ 48.808  $ 38.410  $ 15.388  $ 19.130  $ 15.413
                                         --------  --------  --------  --------  --------
                                         --------  --------  --------  --------  --------
SPINNAKER PLUS
   Net Assets                            $  5,031  $     63  $     56  $     53  $  5,073
   Accumulation units outstanding             102         2         4         3       327
                                         --------  --------  --------  --------  --------
   Accumulation unit value*
     (Net assets divided by accumulation
       units oustanding)                 $ 49.122  $ 38.686  $ 15.493  $ 19.265  $ 15.509
                                         --------  --------  --------  --------  --------
                                         --------  --------  --------  --------  --------
-----------------------------------------------------------------------------------------

* The redemption price per unit is the accumulation unit value less any applicable contingent deferred sales charge.

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                     SUB-ACCOUNTS
-----------------------------------------------------------------------------------------------------------------------
                                           SAFECO       LEX       LEX                 FED
                                            SMALL   NATURAL  EMERGING       FED      HIGH       FED       AMC       AMC
                                          COMPANY  RESOURCES  MARKETS   UTILITY    INCOME     INT'L  BALANCED     INT'L
-----------------------------------------------------------------------------------------------------------------------
ASSETS:
   Investments in underlying Portfolios:
     Investments, at cost                $    499  $    103  $    100  $  5,219  $    101  $    501  $  9,883  $    103
                                         --------  --------  --------  --------  --------  --------  --------  --------
                                         --------  --------  --------  --------  --------  --------  --------  --------
       SHARES OWNED                            41         7         9       377        10        39     1,221        15
       NET ASSET VALUE PER SHARE         $  12.33  $  14.91  $   8.91  $  14.29  $  10.95  $  12.27  $   8.24  $   6.84
                                         --------  --------  --------  --------  --------  --------  --------  --------
     Investments, at value                    507       104        76     5,391       107       482    10,058       102
LIABILITIES:
   Mortality and expense risk charge
     payable                                    6        --        --         7        --         1         7         3
   Other                                       --        --        --        --        --        --         0        --
                                         --------  --------  --------  --------  --------  --------  --------  --------
       Total liabilities                        6        --        --         7        --         1         7         3
                                         --------  --------  --------  --------  --------  --------  --------  --------
NET ASSETS                               $    501  $    104  $     76  $  5,384  $    107  $    481  $ 10,051  $     99
                                         --------  --------  --------  --------  --------  --------  --------  --------
                                         --------  --------  --------  --------  --------  --------  --------  --------
SPINNAKER
   Net Assets                            $    443  $     52  $     38  $     58  $     54  $    432  $     37  $     50
   Accumulation units outstanding              35         3         4         4         4        36         6         7
                                         --------  --------  --------  --------  --------  --------  --------  --------
   Accumulation unit value*
     (Net assets divided by accumulation
       units oustanding)                 $ 12.731  $ 14.952  $  8.670  $ 15.135  $ 12.236  $ 12.003  $  9.008  $  7.039
                                         --------  --------  --------  --------  --------  --------  --------  --------
                                         --------  --------  --------  --------  --------  --------  --------  --------
SPINNAKER PLUS
   Net Assets                            $     58  $     52  $     38  $  5,326  $     53  $     49  $ 10,014  $     49
   Accumulation units outstanding               5         3         4       352         4         4     1,223         7
                                         --------  --------  --------  --------  --------  --------  --------  --------
   Accumulation unit value*
     (Net assets divided by accumulation
       units oustanding)                 $ 12.759  $ 14.996  $  8.703  $ 15.144  $ 12.290  $ 12.017  $  8.185  $  6.793
                                         --------  --------  --------  --------  --------  --------  --------  --------
                                         --------  --------  --------  --------  --------  --------  --------  --------
-----------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

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--------------------------------------------------------------------------------
               STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
                        First SAFECO Separate Account S
        Period from June 25, 1997 (Inception date) to December 31, 1997

                                                                SUB-ACCOUNTS
                                          ---------------------------------------------------------
                                             SAFECO      SAFECO      SAFECO      SAFECO      SAFECO
                                             EQUITY      GROWTH          NW        BOND        MMKT
---------------------------------------------------------------------------------------------------
OPERATIONS:
   Dividend income                        $     387   $     430   $      47   $       6   $     558
   Mortality and expense risk charge            (13)         (9)         (5)         --        (135)
   Administrative charge                         (1)         (1)         (1)         --         (15)
   Net realized gain (loss) on
     investments                               (358)        (95)       (394)         --          --
   Net change in unrealized appreciation       (238)       (329)        (33)         --          --
                                          ---------   ---------   ---------         ---   ---------
NET CHANGE IN NET ASSETS RESULTING FROM
   OPERATIONS                                  (223)         (4)       (386)          6         408
UNIT TRANSACTIONS:
   Purchases                                 30,967       2,661       1,476         100     199,166
   Redemptions                              (25,442)         (1)         (1)         --     (29,122)
                                          ---------   ---------   ---------         ---   ---------
NET UNIT TRANSACTIONS                         5,525       2,660       1,475         100     170,044
                                          ---------   ---------   ---------         ---   ---------
TOTAL CHANGE IN NET ASSETS                    5,302       2,656       1,089         106     170,452
NET ASSETS AT BEGINNING OF PERIOD                --          --          --          --          --
                                          ---------   ---------   ---------         ---   ---------
NET ASSETS AT END OF PERIOD               $   5,302   $   2,656   $   1,089   $     106   $ 170,452
                                          ---------   ---------   ---------         ---   ---------
                                          ---------   ---------   ---------         ---   ---------
---------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                       SUB-ACCOUNTS
--------------------------------------------------------------------------------------------------------------------------
                                            SAFECO        LEX         LEX                 FED
                                             SMALL    NATURAL    EMERGING       FED      HIGH     FED        AMC       AMC
                                           COMPANY  RESOURCES     MARKETS   UTILITY    INCOME   INT'L   BALANCED     INT'L
--------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Dividend income                         $    20    $     3     $    --   $     1   $     2  $   --    $    --    $   --
   Mortality and expense risk charge            (6)        --          --        (7)       --      (1)        (7)       (3)
   Administrative charge                        --         --          --        --        --      --         --        --
   Net realized gain (loss) on
     investments                               (18)        --          --       337        --      --        (56)       19
   Net change in unrealized appreciation         8          1         (24)      172         5     (18)       175        (1)
                                                                                                                        --
                                               ---        ---         ---  --------       ---  ------  ---------
NET CHANGE IN NET ASSETS RESULTING FROM
   OPERATIONS                                    4          4         (24)      503         7     (19)       112        15
UNIT TRANSACTIONS:
   Purchases                                   497        100         100     4,931       100     500      9,939        84
   Redemptions                                  --         --          --       (50)       --      --         --        --
                                                                                                                        --
                                               ---        ---         ---  --------       ---  ------  ---------
NET UNIT TRANSACTIONS                          497        100         100     4,881       100     500      9,939        84
                                                                                                                        --
                                               ---        ---         ---  --------       ---  ------  ---------
TOTAL CHANGE IN NET ASSETS                     501        104          76     5,384       107     481     10,051        99
NET ASSETS AT BEGINNING OF PERIOD               --         --          --        --        --      --         --        --
                                                                                                                        --
                                               ---        ---         ---  --------       ---  ------  ---------
NET ASSETS AT END OF PERIOD                $   501    $   104     $    76   $ 5,384   $   107  $  481    $10,051    $   99
                                                                                                                        --
                                                                                                                        --
                                               ---        ---         ---  --------       ---  ------  ---------
                                               ---        ---         ---  --------       ---  ------  ---------
--------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

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--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS

1.  ORGANIZATION
   First SAFECO Separate Account S (the Separate Account) is registered under the Investment Company Act of 1940, as amended, as a segregated unit investment trust of First SAFECO National Life Insurance Company of New York (SAFECO), a wholly-owned subsidiary of SAFECO Life Insurance Company. All of the Separate Account accumulation units are owned by First SAFECO National Life Insurance Company of New York or SAFECO Life Insurance Company. Purchasers of various SAFECO variable annuity products direct their investment to one or more of the sub-accounts of the Separate Account. Each sub-account invests in shares of a designated portfolio as indicated below. Not all sub-accounts are available in all SAFECO variable annuity products.

SUB-ACCOUNTS                                                  UNDERLYING PORTFOLIOS
-----------------------------------------------------------------------------------------------------------------
                                                                 SAFECO  Resource Series Trust
SAFECO Resource Equity (SAFECO Equity)                                   Equity Portfolio
SAFECO Resource Growth (SAFECO Growth)                                   Growth Portfolio
SAFECO Resource Northwest (SAFECO NW)                                    Northwest Portfolio
SAFECO Resource Bond (SAFECO Bond)                                       Bond Portfolio
SAFECO Resource Money Market (SAFECO MMKT)                               Money Market Portfolio
SAFECO Resource Small Company Stock                                      Small Company Stock Portfolio
  (SAFECO Small Company)
                                                              Lexington  Natural Resources Trust
Lexington Natural Resources (LEX Natural Resources)                      Natural Resources Portfolio

                                                              Lexington  Emerging Markets Fund, Inc.
Lexington Emerging Markets (LEX Emerging Markets)                        Emerging Markets Portfolio

                                                              Federated  Insurance Series
Federated Utility (FED Utility)                                          Utility Fund II
Federated High Income Bond (FED High Income)                             High Income Bond Fund II
Federated International Equity (FED Int'l)                               International Equity Fund II

                                                               American  Century Variable Portfolios, Inc.
American Century Balanced (AMC Balanced)                                 VP Balanced Portfolio
American Century International (AMC Int'l)                               VP International Portfolio

2.  SIGNIFICANT ACCOUNTING POLICIES
   The following is a summary of significant accounting policies consistently followed by the Separate Account in the preparation of its financial statements. These policies are in conformity with generally

------------------------------------------------------------------
------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS

accepted accounting principles, which permit management to make certain estimates and assumptions at the date of the financial statements.
   SECURITY VALUATION. Investments in portfolio shares are carried in the statement of assets and liabilities at net asset value as reported by the underlying portfolio. Realized gains or losses on securities transactions are determined using the First-In First-Out (FIFO) cost method. Security transactions are recorded on the trade date.
   DISTRIBUTIONS. The net investment income and realized capital gains of the Separate Account are not distributed, but are retained and reinvested for the benefit of accumulation unit owners.
   FEDERAL INCOME TAX. Operations of the Separate Account are included in the federal income tax return of SAFECO, which is taxed as a "life insurance company" under the Internal Revenue Code. Under current federal income tax law, no income taxes are payable with respect to operations of the Separate Account.

3.  EXPENSES
   SAFECO assumes mortality and expense risks and incurs administrative expenses related to the operations of the Separate Account. SAFECO deducts a daily charge from the assets of the Separate Account related to these costs. The daily charge for the Spinnaker product is, on an annual basis, equal to a rate of 1.40% (1.25% for mortality and expense risks and 0.15% for administrative charges) of the daily net assets of the Separate Account. The daily charge for the Spinnaker Plus product is, on an annual basis, equal to 1.25% (for mortality and expense risks) of the daily net assets of the Separate Account. There is is no administrative charge for the Spinnaker Plus product.
   There may be fees deducted by SAFECO from a contractholder's account and not directly from the Separate Account. These fees may vary by product.

--------------------------------------------
--------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS

4.  INVESTMENT TRANSACTIONS
   Purchase and sales activity in underlying portfolio shares for the period from June 25, 1997 (inception date) to December 31, 1997 was as follows:

SUB-ACCOUNT                                                      PURCHASES      SALES
-------------------------------------------------------------------------------------
SAFECO Equity                                                    $  31,470  $  25,559
SAFECO Growth                                                       13,358     10,268
SAFECO NW                                                           11,459      9,937
SAFECO Bond                                                            106         --
SAFECO MMKT                                                        473,031    302,429
SAFECO Small Company                                                10,864     10,347
LEX Natural Resources                                                  103         --
LEX Emerging Markets                                                   100         --
FED Utility                                                         15,941     11,059
FED High Income                                                        101         --
FED Int'l                                                              501         --
AMC Balanced                                                        16,427      6,488
AMC Int'l                                                            6,656      6,572
-------------------------------------------------------------------------------------

5.  HISTORICAL ACCUMULATION UNIT VALUES

                                                       SPINNAKER              SPINNAKER PLUS
                                      --------------------------  --------------------------
                                         DECEMBER 31     JUNE 25     DECEMBER 31     JUNE 25
SUB-ACCOUNT                                     1997       1997*            1997       1997*
--------------------------------------------------------------------------------------------
SAFECO Equity                              $  48.808   $  46.489       $  49.122   $  46.752
SAFECO Growth                                 38.410      30.597          38.686      30.795
SAFECO NW                                     15.388      13.955          15.493      14.039
SAFECO Bond                                   19.130      18.169          19.265      18.283
SAFECO MMKT                                   15.413      15.125          15.509      15.208
SAFECO Small Company                          12.731      11.053          12.759      11.070
LEX Natural Resources                         14.952      14.377          14.996      14.409
LEX Emerging Markets                           8.670      11.449           8.703      11.483
FED Utility                                   15.135      12.941          15.144      12.938
FED High Income                               12.236      11.445          12.290      11.489
FED Int'l                                     12.003      12.377          12.017      12.381
AMC Balanced                                   9.008       8.534           8.185       7.748
AMC Int'l                                      7.039       7.195           6.793       6.938
--------------------------------------------------------------------------------------------

* Inception date

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--------------------------------------------------------------------------------
               REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

To the Board of Directors of First SAFECO National Life Insurance Company of New York and Participants of First SAFECO Separate Account S

   We have audited the accompanying statement of assets and liabilities of First SAFECO Separate Account S (comprising, respectively, the SAFECO Resource Equity, SAFECO Resource Growth, SAFECO Resource Northwest, SAFECO Resource Bond, SAFECO Resource Money Market, SAFECO Resource Small Company Stock, Lexington Natural Resources, Lexington Emerging Markets, Federated Utility, Federated High Income Bond, Federated International Equity, American Century Balanced, and American Century International Sub-Accounts) as of December 31, 1997, and the related statements of operations and changes in net assets, and the historical accumulation unit values for the period from June 25, 1997 (inception date) to December 31, 1997. These financial statements and historical accumulation unit values are the responsibility of the First SAFECO Separate Account S's management. Our responsibility is to express an opinion on these financial statements and historical accumulation unit values based on our audits.
   We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and historical accumulation unit values are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of portfolio shares owned as of December 31, 1997, by correspondence with the underlying portfolio of each Sub-Account. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.
   In our opinion, the financial statements and historical accumulation unit values referred to above present fairly, in all material respects, the financial position of each of the Sub-Accounts constituting First SAFECO Separate Account S at December 31, 1997, the results of their operations, the changes in their net assets, and the historical accumulation unit values for the period from June 25, 1997 (inception date) to December 31, 1997, in conformity with generally accepted accounting principles.

Seattle, Washington                                        /s/ Ernst & Young LLP
January 30, 1998